UBS PW EQUITY OPPORTUNITY FUND II, L.L.C.
                              FINANCIAL STATEMENTS
                      WITH REPORT OF INDEPENDENT AUDITORS



                               FOR THE YEAR ENDED
                               DECEMBER 31, 2002

                   UBS PW EQUITY OPPORTUNITY FUND II, L.L.C.
                              FINANCIAL STATEMENTS
                      WITH REPORT OF INDEPENDENT AUDITORS



                               FOR THE YEAR ENDED
                               DECEMBER 31, 2002






                                    CONTENTS



Report of Independent Auditors ................................................1

Statement of Assets, Liabilities and Members' Capital .........................2

Statement of Operations .......................................................3

Statements of Changes in Members' Capital .....................................4

Statement of Cash Flows .......................................................5

Notes to Financial Statements .................................................6

                         Report of Independent Auditors


 To the Members and Board of Directors of UBS PW Equity Opportunity Fund II, L.L.C.

 We have audited the accompanying statement of assets, liabilities and members' capital of UBS PW Equity Opportunity Fund II, L.L.C. (the "Fund") as of December 31, 2002, and the related statements of operations and cash flows for the year then ended and the statements of changes in members' capital for the year then ended and for the period from December 1, 2001 (commencement of operations) to December 31, 2001. These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits.

 We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 2002, by correspondence with management of the investment funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

 In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of UBS PW Equity Opportunity Fund II, L.L.C. at December 31, 2002, the results of its operations and its cash flows for the year then ended and the changes in its members' capital for each of the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.

                                                          /S/  ERNST & YOUNG LLP

 New York, New York
 February 14, 2003

                                       UBS PW EQUITY OPPORTUNITY FUND II, L.L.C.
                           STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL

--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2002

--------------------------------------------------------------------------------

ASSETS

Investments in funds, at value (cost $138,966,205)                $ 140,326,482
Cash and cash equivalents                                            43,315,010
Advance subscriptions in Investment Funds                             2,000,000
Interest receivable                                                      18,924
--------------------------------------------------------------------------------

TOTAL ASSETS                                                        185,660,416
--------------------------------------------------------------------------------
LIABILITIES

Payables:
   Withdrawals payable                                                5,927,795
   PW Admin fee                                                         192,240
   Professional fees                                                    129,871
   Administration fee                                                    70,606
   Other payables                                                        18,514
--------------------------------------------------------------------------------

TOTAL LIABILITIES                                                     6,339,026
--------------------------------------------------------------------------------

NET ASSETS                                                        $ 179,321,390
--------------------------------------------------------------------------------

MEMBERS' CAPITAL

Represented by:
Net capital contributions                                         $ 177,961,113
Accumulated net unrealized appreciation on investments                1,360,277
--------------------------------------------------------------------------------

TOTAL MEMBERS' CAPITAL                                            $ 179,321,390
--------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                                               UBS PW EQUITY OPPORTUNITY FUND II, L.L.C.
                                                                 STATEMENT OF OPERATIONS

----------------------------------------------------------------------------------------

                                                            YEAR ENDED DECEMBER 31, 2002

----------------------------------------------------------------------------------------
INVESTMENT INCOME

Interest                                                                   $     180,549
----------------------------------------------------------------------------------------

TOTAL INVESTMENT INCOME                                                          180,549
----------------------------------------------------------------------------------------

EXPENSES

PW Admin fee                                                                   1,398,826
Organization cost                                                                267,480
Professional fees                                                                245,555
Administration fee                                                               138,829
Miscellaneous                                                                     68,828
----------------------------------------------------------------------------------------

TOTAL EXPENSES                                                                 2,119,518
----------------------------------------------------------------------------------------

NET INVESTMENT LOSS                                                           (1,938,969)
----------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN/LOSS FROM INVESTMENTS

Net realized loss from investments                                            (1,634,428)
Change in net unrealized appreciation/depreciation from investments            1,253,420
----------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS FROM INVESTMENTS                               (381,008)
----------------------------------------------------------------------------------------

NET DECREASE IN MEMBERS' CAPITAL
  DERIVED FROM OPERATIONS                                                  $  (2,319,977)
----------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                                                                                         UBS PW EQUITY OPPORTUNITY FUND II, L.L.C.
                                                                                         STATEMENTS OF CHANGES IN MEMBERS' CAPITAL
                                                                                          PERIODS ENDED DECEMBER 31, 2002 AND 2001
----------------------------------------------------------------------------------------------------------------------------------

                                                                           PW FUND
                                                                       ADVISER L.L.C.           MEMBERS                 TOTAL
----------------------------------------------------------------------------------------------------------------------------------
MEMBERS' CAPITAL AT DECEMBER 1, 2001
  (COMMENCEMENT OF OPERATIONS)                                          $        --          $          --          $          --

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
  Net investment loss                                                        (2,848)               (42,612)               (45,460)
  Change in net unrealized
   appreciation/depreciation from investments                                 8,938                 97,919                106,857
----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN MEMBERS' CAPITAL
  DERIVED FROM OPERATIONS                                                     6,090                 55,307                 61,397
----------------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS
  Proceeds from Members' subscriptions                                    1,000,000             10,955,509             11,955,509
----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN MEMBERS' CAPITAL DERIVED
  FROM CAPITAL TRANSACTIONS                                               1,000,000             10,955,509             11,955,509
----------------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT DECEMBER 31, 2001                                     1,006,090          $  11,010,816          $  12,016,906
----------------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
  Net investment loss                                                        (2,316)            (1,937,453)            (1,939,769)
  Net realized loss from investments                                        (10,809)            (1,624,418)            (1,635,227)
  Change in net unrealized
    appreciation/depreciation from investments                               10,723              1,241,898              1,252,621
Incentive allocation                                                          2,398                     --                  2,398
----------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN MEMBERS' CAPITAL
  DERIVED FROM OPERATIONS                                                        (4)            (2,319,973)            (2,319,977)
----------------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS
  Proceeds from Members' subscriptions                                           --            175,602,092            175,602,092
  Members' withdrawals                                                           --             (5,927,795)            (5,927,795)
  Offering costs                                                               (434)               (49,402)               (49,836)
----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE/(DECREASE) IN MEMBERS' CAPITAL DERIVED
  FROM CAPITAL TRANSACTIONS                                                    (434)           169,624,895            169,624,461
----------------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT DECEMBER 31, 2002                                   $ 1,005,652          $ 178,315,738          $ 179,321,390
----------------------------------------------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                                                            UBS PW EQUITY OPPORTUNITY FUND II, L.L.C.
                                                                              STATEMENT OF CASH FLOWS

-----------------------------------------------------------------------------------------------------

                                                                         YEAR ENDED DECEMBER 31, 2002

-----------------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES
Net decrease in Members' capital derived from operations                               $   (2,319,977)
Adjustments to reconcile net decrease in Members' capital derived from operations to net cash used in operating activities
    Purchases of investments                                                             (150,841,855)
    Proceeds from disposition of investments                                               18,741,222
    Net realized loss on investments                                                        1,634,428
    Change in net unrealized appreciation/depreciation on investments                      (1,253,420)
    Offering costs                                                                            (49,836)
    Changes in assets and liabilities:
   (Increase)/decrease in assets:
      Advance subscriptions in Investment Funds                                            (2,000,000)
      Interest receivable                                                                     (16,229)
      Other assets                                                                              6,131
    Increase/(decrease) in payables:
      Organization costs                                                                      (23,911)
      PW Administrative fee                                                                   180,828
      Professional fees                                                                       127,371
      Administration fee                                                                       69,311
      Other payables                                                                           13,564
-----------------------------------------------------------------------------------------------------
NET CASH USED IN OPERATING ACTIVITIES                                                    (135,732,373)

CASH FLOWS FROM FINANCING ACTIVITIES
Members' contributions                                                                    175,602,092
-----------------------------------------------------------------------------------------------------
NET CASH PROVIDED BY FINANCING ACTIVITIES                                                 175,602,092

Net increase in cash and cash equivalents                                                  39,869,719
Cash and cash equivalents--beginning of period                                              3,445,291
-----------------------------------------------------------------------------------------------------
CASH AND CASH EQUIVALENTS--END OF PERIOD                                               $   43,315,010
-----------------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                                       UBS PW EQUITY OPPORTUNITY FUND II, L.L.C.

                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2002

--------------------------------------------------------------------------------

1.       ORGANIZATION

         UBS PW Equity Opportunity Fund II, L.L.C. (the "Fund") was organized as a limited liability company under the laws of Delaware on August 13, 2001. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, management investment company. The Fund's investment objective is to maximize capital appreciation over the long-term. The Fund is a multi-manager fund that seeks to achieve its objective by deploying its assets primarily among a select group of portfolio managers who over time have produced attractive returns in the U.S. equity market. Generally, such portfolio managers conduct their investment programs through unregistered investment funds (collectively, the "Investment Funds"), in which the Fund invests as a limited partner or a member along with other investors. The Fund commenced operations on December 1, 2001.

         The Fund's Board of Directors (the "Directors") has overall responsibility to manage and control the business affairs of the Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund's business. The Directors have engaged PW Fund Advisor, L.L.C. ("PWFA", the "Adviser" and, when providing services under the Administration Agreement, the "Administrator"), a Delaware limited liability company, to provide investment advice regarding the selection of Investment Funds and the responsibility of the day-to-day management of the Fund.

         The Adviser is an indirect wholly-owned subsidiary of UBS Americas, Inc., which is a wholly-owned subsidiary of UBS AG, and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended.

         Initial and additional applications for interests by eligible investors may be accepted at such times as the Adviser may determine and are generally accepted monthly. The Fund reserves the right to reject any application for interests in the Fund.

         The Fund from time to time may offer to repurchase interests pursuant to written tenders to Members. These repurchases will be made at such times and on such terms as may be determined by the Directors, in their complete and exclusive discretion. The Adviser expects that it will recommend to the Directors that the Fund offer to repurchase interests from Investors twice each year, near mid-year and year-end. Members can only transfer or assign their membership interests (i) by operation of law pursuant to the death, bankruptcy, insolvency or dissolution of a Member, or (ii) with the approval of the Adviser, which may be withheld in their sole and absolute discretion.

2.       SIGNIFICANT ACCOUNTING POLICIES

         A.  PORTFOLIO VALUATION

         Net asset value of the Fund is determined by or at the direction of the Adviser as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Directors.

                                       UBS PW EQUITY OPPORTUNITY FUND II, L.L.C.

--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2002

--------------------------------------------------------------------------------

2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         A.  PORTFOLIO VALUATION (CONTINUED)

         The Fund's investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda, as appropriate. The Fund's investments in Investment Funds are carried at fair value as determined by the Fund's pro-rata interest in the net assets of each Investment Fund. All valuations utilize financial information supplied by each Investment Fund and are net of management and performance incentive fees or allocations payable to the Investment Funds' managers or pursuant to the Investment Funds' agreements. The underlying investments of each Investment Fund are accounted for at fair value as described in each Investment Fund's financial statements.

         Distributions received or withdrawals from investment funds, whether in the form of cash or securities, are first applied as a reduction of the investment's cost.

         B.  INCOME RECOGNITION

         Interest  income is recorded on the accrual  basis.  Realized gains and
         losses  from  Investment  Fund   transactions  are  calculated  on  the
         identified cost basis.

         C.  FUND COSTS

         The Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund's account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund's net asset value; costs of insurance; registration expenses; certain offering and organization costs; due diligence, including travel and related expenses; expenses of meetings of Directors and Members; all costs with respect to communications to Members; and other types of expenses approved by the Directors.

         D.  INCOME TAXES

         No provision for the payment of Federal, state or local income taxes has been provided, since the Fund is not subject to income tax. Each Member is individually required to report on its own tax return its distributive share of the Fund's taxable income or loss.

         E.  CASH AND CASH EQUIVALENTS

         Cash and cash equivalents consist of monies invested in a PNC Bank, NA account which pays money market rates and are accounted for at cost plus accrued interest, which is included in interest receivable on the Statement of Assets, Liabilities and Members' Capital.

                                       UBS PW EQUITY OPPORTUNITY FUND II, L.L.C.

--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2002

--------------------------------------------------------------------------------

2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         F.  USE OF ESTIMATES

         The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the Adviser to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Adviser believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

3.       PW ADMIN  FEE,  INCENTIVE ALLOCATION,  RELATED  PARTY  TRANSACTIONS AND
         OTHER

         The Administrator provides certain administrative services to the Fund, including, among other things, providing office space and other support services. In consideration for such services, the Fund pays the Administrator a monthly fee (the "PW Admin Fee") at an annual rate of 1.25% of the Fund's net assets, excluding the Administrator's capital account, Adviser's capital account and the Special Advisory Account. The PW Admin Fee is paid to the Administrator out of Fund assets and debited against the Members' capital accounts, excluding the Administrator's capital account, Adviser's capital account and the Special Advisory Account. A portion of the PW Admin Fee is paid by PWFA to its affiliates.

         UBS PaineWebber Inc. ("UBS PWI"), a wholly-owned subsidiary of UBS Americas, Inc., acts as a placement agent for the Fund, without special compensation from the Fund, and will bear its own costs associated with its activities as placement agent. Placement fees, if any, charged on contributions are debited against the contribution amounts, to arrive at a net subscription amount. The placement fee does not constitute assets of the Fund.

         The net increase (or decrease) in Members' capital derived from operations (net profit or loss) is initially allocated to the capital accounts of all Members on a pro-rata basis, other than the PW Admin Fee which is similarly allocated to all Members' other than the Adviser as described above. The Adviser is entitled to receive, generally at the end of each fiscal year, and upon a Member's withdrawal an incentive allocation (the "Incentive Allocation"), of 5% of the net profits, if any, that would have been credited to the Member's capital account for such period. A Special Advisory Account has been established by the Fund for crediting any Incentive Allocation due to the Adviser. The Incentive Allocation is made only with respect to net profits that exceed any net losses previously debited from the account of such Member which have not been offset by any net profits subsequently credited to the account of the Member. The Incentive Allocation for the year ended December 31, 2002 and the period ended December 31, 2001 was $2,398 and $0, respectively and was recorded as an increase to the Special Advisory Account.

         The Adviser has voluntarily undertaken to bear certain initial organization and offering costs otherwise borne by the Fund and its Members during the Fund's first twelve months of operations. The Adviser's undertaking provides that Members will not bear initial organization and offering costs in excess of 0.20% of assets invested in the Fund as a result of the Fund's start up.

                                       UBS PW EQUITY OPPORTUNITY FUND II, L.L.C.

--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2002

--------------------------------------------------------------------------------

3. PW ADMIN FEE, INCENTIVE ALLOCATION, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

         Each Director, who is not an "interested person" of the Fund, as defined by the 1940 Act, receives an annual retainer of $5,000 plus a fee for each meeting attended. Any Director who is an "interested person" does not receive any annual or other fee from the Fund. All Directors are reimbursed by the Fund for all reasonable out of pocket expenses. Total amounts expensed related to Directors by the Fund for the year ended December 31, 2002 were $29,750.

         PFPC Trust Company (an affiliate of PNC Bank, NA) serves as custodian of the Fund's assets and provides custodial services for the Fund.

         PFPC Inc. (also an affiliate of PNC Bank, NA) serves as Accounting and Investor Servicing Agent to the Fund and in that capacity provides certain administrative, accounting, record keeping, tax and Member related services. PFPC Inc. receives a monthly fee primarily based upon
         (i) the average net assets of the Fund subject to a minimum monthly fee, and (ii) the aggregate net assets of the Fund and other investment funds sponsored or advised by UBS Americas, Inc. or its affiliates. Additionally, the Fund provides for the reimbursement of certain out of pocket expenses of PFPC Inc.

4.       SECURITIES TRANSACTIONS

         Aggregate purchases and proceeds from sales of Investment Funds for the year ended December 31, 2002, amounted to $150,841,855 and 18,741,222 respectively.

         The cost of investments for Federal income tax purposes is adjusted for items of taxable income allocated to the Fund from the Investment Funds. The allocated taxable income is reported to the Fund by the Investment Funds on Schedules K-1. The Fund has not yet received all such Schedules K-1 for the year ended December 31, 2002.

5.       INVESTMENTS

         As of December 31, 2002, the Fund had investments in Investment Funds, none of which were related parties. The Fund's investments are summarized below based on the investment objectives of the specific Investment Funds at December 31, 2002.

                  Investment Objective         Cost            Fair Value
                  --------------------         ----            ----------
                   Long/Short Equity       $ 138,966,205     $ 140,326,482


         The following table lists the Fund's investments in Investment Funds as of December 31, 2002. The agreements related to investments in Investment Funds provide for compensation to the general partners/managers in the form of management fees of 1 to 2% (per annum) of net assets and performance incentive fees or allocations of 20% of net profits earned. The Investment Funds provide for periodic redemptions, with lock up provisions of one to three years from initial investment. Detailed information

                                       UBS PW EQUITY OPPORTUNITY FUND II, L.L.C.

--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2002

--------------------------------------------------------------------------------

5.       INVESTMENTS (CONTINUED)

         about the Investment Funds' portfolios is not available.

                                                                    REALIZED AND
                                                                     UNREALIZED
                                                                     GAIN/(LOSS)                            % OF
                                                                        FROM                              MEMBERS'
  INVESTMENT FUND:                                    COST           INVESTMENTS        FAIR VALUE         CAPITAL    LIQUIDITY
                                                      ----           -----------        ----------         -------    ---------
  Agnos Technology Fund, L.P.                      $9,100,000          $352,499         $9,449,695          5.27%     Quarterly
  Alson Signature II Fund, L.P.                     2,749,481            45,712          2,795,193          1.56      Quarterly
  Copper Arch Fund, L.P.                            5,749,481          (20,847)          5,728,634          3.20      Quarterly
  Candlewood QP Fund, L.P.                         11,500,000         (822,725)         10,733,161          5.99      Quarterly
  Caxton Equity Growth, L.L.C.                      9,000,000            24,473          9,024,473          5.03      Annually
  Cobalt Partnership, L.P.                         12,000,000           430,648         12,430,648          6.93      Semi-Annually
  Copper Beech Partners II, L.P.                    7,000,000           144,662          7,144,662          3.98      Quarterly
  Delta Institutional Fund, L.P.                    5,000,000         (546,764)          4,453,236          2.48      Quarterly
  DMG Legacy Institutional Fund, L.L.C.            12,000,000         1,344,669         13,344,669          7.44      Quarterly
  Hunter Global Investors Fund, L.P.                7,000,000         (189,922)          6,810,078          3.80      Quarterly
  Hygrove Capital Fund QP, L.P.                     6,900,000         (447,482)          6,481,700          3.61      Quarterly
  Karsch Capital II, L.P.                          11,500,000          (98,459)         11,401,541          6.36      Quarterly
  Raptor Global Fund L.P.                          11,500,000           304,511         11,804,511          6.58      Quarterly
  Sirios Capital Partners II, L.P.                 13,000,000           748,340         13,748,340          7.67      Annually
  Southport Millennium Fund II, L.P.               10,967,243            99,303         11,066,546          6.17      Quarterly
  Viking Global Consumer Fund, L.P.*                4,000,000          (90,605)          3,909,395          2.18      Annually
  Redeemed Investment Funds                                --       (1,659,021)                 --            --
                                              ---------------    --------------     --------------    ----------
  TOTAL                                          $138,966,205        ($381,008)        140,326,482         78.25
                                              ===============    ==============

  OTHER ASSETS, LESS LIABILITIES                                                        38,994,908         21.75
                                                                                    --------------    ----------

  MEMBERS' CAPITAL - NET ASSETS                                                       $179,321,390        100.00%
                                                                                    ==============    ==========

* Initial lock-up is three years from initial investment; approximately two and a half years remaining.

6.       FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

         In the normal course of business, the Investment Funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, contracts for differences, and equity swaps. The Fund's risk of loss in these Investment Funds is limited to the value of these investments as reported by the Fund.
                                                                              10

                                       UBS PW EQUITY OPPORTUNITY FUND II, L.L.C.

--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2002

--------------------------------------------------------------------------------

7.       FINANCIAL HIGHLIGHTS

         The following represents the ratios to average net assets and other supplemental information for the periods indicated:

                                                                                                              PERIOD FROM
                                                                                                           DECEMBER 1, 2001
                                                                                                           (COMMENCEMENT OF
                                                                                  YEAR ENDED              OPERATIONS) THROUGH
                                                                              DECEMBER 31, 2002            DECEMBER 31, 2001
                                                                              -----------------            -----------------
         Ratio of net investment loss to average net assets***                      (1.85)%                      (4.45)%*
         Ratio of total expenses to average net assets***                            2.02%                        4.72%*
         Portfolio Turnover                                                         21.91%                        0.00%*
         Total return                                                               (1.72)%**                     0.48%**
         Net asset value at end of period                                        $179,321,390                 $12,016,906

          *       Annualized.
         ** Total return assumes a purchase of an interest in the Fund at the beginning of the period and a sale of the Fund interest on the last day of the period noted after Incentive Allocation to the Adviser and does not reflect the deduction of placement fees, if any, incurred when subscribing to the Fund. Total returns for a period of less than a full year are not annualized.
        *** The average net assets used in the above ratios is calculated by adding any withdrawals payable effective at the end of a period to the net assets for such period.

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

DIRECTORS AND OFFICERS (Unaudited)

Information pertaining to the Directors and officers of the Fund is set forth below. The statement of additional information (SAI) includes additional information about the Directors and is available without charge, upon request, by calling UBS PaineWebber's Alternative Investment Group at 800-580-2359.

----------------------------------------------------------------------------------------------------------------------
                                                                                 NUMBER OF
                                                                                PORTFOLIOS
                                                                                  IN FUND
                                                                                  COMPLEX       OTHER TRUSTEESHIPS/
                                TERM OF OFFICE                                    OVERSEEN        DIRECTORSHIPS
NAME, AGE, ADDRESS AND          AND LENGTH OF      PRINCIPAL OCCUPATION(S)           BY          HELD BY DIRECTOR
POSITION(S) WITH FUND           TIME SERVED 1       DURING PAST 5 YEARS          DIRECTOR 2     OUTSIDE FUND COMPANY

----------------------------------------------------------------------------------------------------------------------
                                                DISINTERESTED DIRECTORS
----------------------------------------------------------------------------------------------------------------------
Meyer Feldberg, (60)                Term -       Dean and Professor of Mgmt of         36       Director of:
UBS PaineWebber Inc.              Indefinite     Graduate School of Business,                   Primedia, Inc.,
1285 Avenue of the Americas      Length-since    Columbia University                            Federated Department
New York, NY 10019                Inception                                                     Stores, Inc.,
Director                                                                                        Revlon, Inc. and
                                                                                                Select Medical, Inc.
----------------------------------------------------------------------------------------------------------------------
George W. Gowen, (73)               Term -       Law partner for Dunnington,           36       None
UBS PaineWebber Inc.              Indefinite     Bartholow & Miller
1285 Avenue of the Americas      Length-since
New York, NY 10019                Inception
Director
----------------------------------------------------------------------------------------------------------------------
M. Cabell Woodward, Jr., (73)       Term -       Retired                               14       None
UBS PaineWebber Inc.              Indefinite
1285 Avenue of the Americas      Length-since
New York, NY 10019                Inception
Director
----------------------------------------------------------------------------------------------------------------------
                                                  INTERESTED DIRECTOR
----------------------------------------------------------------------------------------------------------------------
E. Garrett Bewkes, Jr., (76)        Term -       Consultant to UBS PaineWebber         36       Director of Interstate
UBS PaineWebber Inc.              Indefinite     Inc., since May 1999                           Bakeries Corporation
1285 Avenue of the Americas      Length -since   Director of PaineWebber, Inc.
New York, NY 10019                 Inception     prior to November  2000
Director

----------------------------------------------------------------------------------------------------------------------
                                            OFFICER(S) WHO ARE NOT DIRECTORS
----------------------------------------------------------------------------------------------------------------------
Michael Mascis, (35)             Term-Indefinite First Vice President / CFO of         N/A                N/A
UBS PaineWebber Inc.              Length- since  UBS PaineWebber Inc.'s,
1285 Avenue of the Americas       July 2002      Alternative Investment Group,
New York, NY 10019                               since July 2002.
Principal Accounting Officer                     Prior to July 2002, Partner
                                                 Arthur Andersen LLP
----------------------------------------------------------------------------------------------------------------------
Mark D. Goldstein, (37)          Term-Indefinite Senior Associate General              N/A                N/A
UBS PaineWebber Inc.              Length- since  Counsel and First Vice
1285 Avenue of the Americas         Inception    President of UBS PaineWebber
New York, NY 10019                               Inc., since May 1998.
Secretary                                        Prior to May 1998, Associate of
                                                 Schulte Roth & Zabel
----------------------------------------------------------------------------------------------------------------------
Lisa Bloomberg,  (35)            Term-Indefinite Associate General Counsel and         N/A                N/A
UBS PaineWebber Inc.              Length- since  First Vice President of UBS
1285 Avenue of the Americas         Inception    PaineWebber, Inc. since April
New York, NY 10019                               1999. Prior to April
Assistant Secretary                              1999Associate of Skadden, Arps,
                                                 Slate, Meagher & Flom, LLP.
----------------------------------------------------------------------------------------------------------------------

1 For Directors, their terms are for the duration of the term of the Fund, unless his status as a Director shall be sooner terminated by death, adjudicated incompetent, voluntarily withdraw, physically unable to perform duties, removed either by vote or written consent of at least two-thirds of the Directors or vote or written consent of Members holding not less than two-thirds of the total number of votes eligible to be cast by all Members.

2 Of the 36 funds/portfolios in the complex, 22 are advised by an affiliate of UBS PaineWebber, Inc., and 14 comprise UBS PaineWebber's Alternative Investment Group of Funds.